Leases - Schedule of Movement in Net Investment in Sublease ROU Asset (Details) $ in Millions	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure Of Movement In Net Investment In Sub Lease Of R O U Asset [Abstract]
Balance as of April 1, 2019	$ 62
Interest income accrued during the period	2
Lease receipts	(6)
Balance as of March 31, 2020	$ 58